JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period	$ 38,673,987	$ 37,836,144
Foreign currency translation		100,868
Share of profit or loss	1,508,671	842,240
As of the end of the period	$ 40,182,658	$ 38,779,252